INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME AND MINING TAXES
Schedule of components of income and Mining Tax expense

	Year Ended December 31,
	2019	2018
Current income and mining taxes	$112,981	$98,610
Deferred income and mining taxes:
Origination and reversal of temporary differences	152,595	(30,961)
Total income and mining taxes expense	$265,576	$67,649

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2019	2018
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense (recovery) at statutory income tax rate	$192,073	$(67,354)
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	92,200	42,991
Impact of foreign tax rates	(14,915)	(11,308)
Permanent differences	(2,450)	(3,599)
Impairment loss not tax deductible	—	100,736
Impact of foreign exchange on deferred income tax balances	(1,332)	6,183
Total income and mining taxes expense	$265,576	$67,649

Schedule of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2019	December 31, 2018
Mining properties	$1,293,863	$1,056,185
Net operating and capital loss carry forwards	(167,139)	(87,025)
Mining taxes	(71,507)	(72,637)
Reclamation provisions and other liabilities	(107,075)	(99,815)
Total deferred income and mining tax liabilities	$948,142	$796,708

	As at	As at
	December 31, 2019	December 31, 2018
Deferred income and mining tax liabilities - beginning of year	$796,708	$827,341
Income and mining tax impact recognized in net income	152,006	(30,671)
Income tax impact recognized in other comprehensive income (loss) and equity	(572)	38
Deferred income and mining tax liabilities - end of year	$948,142	$796,708

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2019	December 31, 2018
Net capital loss carry forwards	$56,003	$74,364
Other deductible temporary differences	296,425	270,590
Unrecognized deductible temporary differences and unused tax losses	$352,428	$344,954